Discontinued Operations (Tables)	6 Months Ended
Dec. 31, 2025
Discontinued Operations
Schedule of assets and liabilities classified as held for sale

As of
(in € thousands)	December 31, 2025
Right of use assets	15,413
Lease liabilities – long term	(12,155)
Lease liabilities – short term	(2,864)
Inventory	24,866
Right of return assets	4,125
Property, plant and equipment	—
Intangible assets	—
29,386

Schedule of components of the loss from discontinued operations

Three Months Ended
(in € thousands)	December 31, 2025
Net sales	57,291
Cost of sales, exclusive of depreciation and amortization	(30,102)
Gross profit	27,189
Shipping and payment cost	(10,021)
Marketing expenses	(2,446)
Selling, general and administrative expenses	(9,279)
Depreciation and amortization	—
Other income (loss), net	—
Operating income	5,443
Finance income (costs), net	(235)
Net income before income taxes	5,208
Income tax (expense) benefit	—
Net income from discontinued operations	5,208

Six Months Ended
(in € thousands)	December 31, 2025
Net sales	98,270
Cost of sales, exclusive of depreciation and amortization	(58,482)
Gross profit	39,788
Shipping and payment cost	(17,117)
Marketing expenses	(4,554)
Selling, general and administrative expenses	(23,497)
Depreciation and amortization	(830)
Other income (loss), net	—
Operating loss	(6,209)
Finance income (costs), net	(488)
Loss before income taxes	(6,697)
Income tax (expense) benefit	—
Net loss from discontinued operations	(6,697)

Schedule of cash flow information of the discontinued operation

Six Months Ended
(in € thousands)	December 31, 2025
Consolidated Statement of Cash Flow Data:
Net cash outflow from operating activities	(11,063)
Net cash outflow from investing activities	—
Net cash change from financing activities	(2,322)